Basic and Diluted Net (Loss)/profit per Share - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss)/profit attributable to Tuya Inc.'s ordinary shareholders, basic	$ 4,997	$ (60,315)	$ (146,175)
Net (loss)/profit attributable to Tuya Inc.'s ordinary shareholders, diluted	$ 4,997	$ (60,315)	$ (146,175)
Denominator:
Weighted-average ordinary shares outstanding, basic	573,782,783	555,466,061	553,527,529
Effective of diluted securities
Share option and RSU	17,224,018
Weighted-average ordinary shares outstanding, diluted	591,006,801	555,466,061	553,527,529
Net (loss)/profit per share attributable to ordinary shareholders, basic	$ 0.01	$ (0.11)	$ (0.26)
Net (loss)/profit per share attributable to ordinary shareholders, diluted	$ 0.01	$ (0.11)	$ (0.26)